Gary R. Henrie
Attorney at Law
8275 S. Eastern Ave., Suite 200
Las Vegas, NV  89123
Telephone:  702-616-3093
Facsimile:  435-753-1775
E-mail:  grhlaw@comcast.net

July 20, 2005

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
Mail Stop 0510
Washington, D.C.  20549-0404
Attn:  Jennifer Hardy, Branch Chief

Re:	Stinger Systems, Inc.
	Form S-1 filed February 8, 2005
	File No.  333-122583

Dear Ms. Hardy:

This letter is in response to your comment letter dated June 23, 2005 regarding the above referenced filing and accompanies Amendment No. 3 to the filing. We have listed each comment and then have indicated how we have responded to the comment. Please reach me at 702-616-3093 if you have any questions.

General

1. Because there is currently no market for your common shares please revise your cover page, summary, and plan of distribution and selling stockholders sections to provide that all selling stockholders will sell at a stated fixed price until your securities are quoted on the OTC Bulletin Board and thereafter at prevailing market prices or privately negotiated prices. Please disclose this price. See Item 16 of Schedue A to the Securities Act of 1933.

Response: Language is now included in all sections requested by the Staff.

Cover Page

2. We note that you are registering shares that you may issue under your plan. We also note that you are not eligible to issue these shares and their resales on Form S-8. Please note that this registration statement will not cover resales by option recipients.

Response: Comments in item 2 have been noted.

Special Note Regarding Forward-Looking Statements, page 5

3. Refer to your statement that, "Except as required by law, we assume no obligation to publicly update or revise these forward-looking statements for any reason, or to update the reasons actual results could differ materially from those anticipated in these forward-looking statements, even if new information becomes available in the future." Please confirm supplementally that you are aware of your responsibility to make full and prompt disclosure of material facts, both favorable and unfavorable, regarding your financial condition, and that this responsibility may extend to situations where management knows or has reason to know that previously disclosed projections no longer have a reasonable basis. See Item 10(b)(3)(iii) of Regulation S-K.

Response: Management is aware of its responsibility to make full and prompt disclosure of material facts, both favorable and unfavorable, regarding the issuer's financial condition, and that this responsibility may extend to situations where management knows or has reason to know that previously disclosed projections no longer have a reasonable basis.

Risk Factors, page 7

If third party manufacturers do not perform in a commercially . . .

4. We note that you rely completely on third-parties for manufacturing and that you have no written contracts to manufacture your products. Please include this fact here and disclose the risks to the company from not having written contracts.

Response: Risk factor revised as requested.

Our failure to properly design the Stinger projectile stun gun. . ., page 8

5. Please discuss the design inefficiencies that have hampered your current production and that this could hamper your planned roll-out of the Stinger this year.

Response: Risk factor revised as requested.

Use of Proceeds, page 12

6. We reissue comment 17 of our March 8, 2005 letter.

Response: The language that there is no guarantee that all or any of the warrants will be exercised is now in the requested section.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 13

Executive Summary, page 13

7. Because EDT appears not to own any patents but rather has patent applications pending, please remove the reference to owning patents here and elsewhere as appropriate.

Response: Patent and patent pending discussions have been revised to clarify the current status of our patent rights.

8. We note that you anticipate spending additional $100,000 on development and $300,000 on medical testing of the Stinger stun gun. Please disclose how much you anticipate spending on marketing.

Response: Disclosure added.

Comparison of the years Ended December 31, 2003 and 2002

9. Please update to include a comparison of 2004 and 2003.

Response: The MD&A discussion related to the years 2004 to 2003 is located on page 16 of Form S-1A Amendment No. 2. This discussion has been repeated in Amendment No. 3.

10. Please provide an analysis of the change in all line items components of your income statement.

Response: FR72 "Commission Guidance Regarding Management's Discussion and Analysis of Financial Condition and Results of Operations" (December 2003) states that MD&A rules do not require a discussion of every line item and its changes without regard to materiality. Discussion of a line item and its changes should be avoided where the information that would be discussed is not material.

In the comparison of 2003 to 2002 there were only two material changes which were reduced sales and increased interest. Both changes are discussed.

In the comparison of 2004 (proforma) to 2003, the statement is made that if the result of operations for the period January 1, 2004 to September 24, 2004 were annualized, the result of 2004 would approximate 2003. The summary below supports this assertion:

			2004		Annualized	2003
			----		----------	----
Sales			$198,981	$265,000	$264,000

Loss From Operations	$(192,470)	$(256,000)	$(237,000)


This disclosure was made to advise the reader that no material changes in operations had occurred from 2003 to September 24, 2004. The predecessor operations are clearly immaterial when compared to the business of the Company subsequent to September 24, 2004. Subsequent to September 24, 2004, the only material amounts are employee acquisitions and other general and administrative costs. The items comprising these amounts have been discussed in the MD&A.

11. Please disclose how many units of each product you have sold during each of the periods discussed.

Response: A table has been included immediately after the operations summary setting forth units sold.

12. Revise the title of the "combined" results of the Predecessor for the period 1/1/04 to 9/24/04 and the Company for the period 9/24/04 to 12/31/04 to "pro forma" results. Generally, combining the results of a predecessor and successor does not comply with GAAP; however, we note that your combined results are the same as your pro forma results.

Response: The column has been titled Pro Forma results.

Liquidity and Capital Resources, page 16

13. Update your discussion of liquidity and capital resources through March 31, 2005.

Response: Discussion updated through March 31, 2005.

Business, page 18

14. Please update your business activities to the latest date practicable.

Response: Our business activities have been updated as requested.

History

15. Please disclose whether EDT ever made sales of the products it developed.

Response: Disclosure added.

16. We note your supplemental response that at the time Stinger acquired EDT it was formant and engaged in the business of acquiring an operating company. Please disclose this in the prospectus. Also, please disclose the type of consulting Stinger was originally formed to provide and whether it ever engaged in this activity or has been dormant since inception.

Response: The disclosure has been added to the prospectus.

17. Please clarify the relationship between the officers and directors of Stinger Systems/EDT Acquisition, LLC and Electronic Defense Technology, LLC prior to the acquisition of Electronic Defense Technology.

Response: Disclosure added as requested.

Our Business, page 18

18. Please disclose whether you have any contracts with distributors and manufacturer's representative groups. Also, please elaborate on what you mean by the fact that you have had favorable responses from these groups.

Response: Disclosure added as requested.

19. Please disclose the consequences to your business should you fail to obtain the necessary financing.

Response: Disclosure added as requested.

20. We note your supplemental response to comment 27 of our March 8, 2005 letter. However, please add this to the disclosure in the prospectus.

Response: Our supplemental response to comment 27 of your March 8, 2005 letter is now in the body of the prospectus.

Our Products, page 20

21. Please disclose the nature of your intellectual property or other rights to the "Ultron II," "Ice-Shield," and the "Bandit/The R-E-A-C-T System."

Response: Disclosure added as requested.

22. Please disclose the names of your third party manufacturers. Also, name the manufacturer who produced the three main products you sold during the first 9 months of 2004.

Response: Disclosure of the names of our manufactures to the public presents an unjustifiable risk to the company given the predatory nature of our largest competitor and its actions in the past in disrupting our manufacturing relationships. Management does not feel that the names of the manufactures is material to the disclosures in the prospectus. Upon request, the company will disclose the names of the manufactures to the SEC Staff on a non public basis.

Marketing and Competition, page 22

23. Please file your material distribution and marketing agreements as exhibits.

Response: Exhibits added as requested.

24. We note your statement on page 23 that you hold a patent on the Quadrashock (four dart) technology. However, on page 22 under the list of patents and patent applications it appears that you have a patent application pending rather than a patent. Please clarify. Additionally, please address comment 39 of our March 8, 2005 letter.

Response: See our response to comment 7 herein.

25. We note your statement that several manufacturers complete with the Ultron Product. Please disclose how many manufacturers compete with each of your products.

Response: Disclosure added as requested.

Government Regulations, page 24

26. Please disclose whether the five dollar per gun production costs includes the costs of regulatory compliance for product shipping. If it does not, please disclose those costs.

Response: Disclosure added as requested.

27. Please file your agreement with your third-party manufacturer and/or assembler as an exhibit and disclose the material terms of this contract.

Response: We have no written agreement with the third-party manufacturer. The terms of our agreement have been summarized in the prospectus.

28. Briefly describe the ATF regulations your staff ensures the assemblers are complying with.

Response: Disclosure added as requested.

Research and Development, page 24

29. Please identify the independent researchers engaged to conduct medical studies, describe the terms of any material research and development contracts, and file them as exhibits.

Response: Disclosure and Exhibits added as requested.

Properties, page 24

30. Please describe the new facilities and provide the information required by
Item 102 of Regulation S-K. Also, please disclose when you anticipate moving your facilities to Tampa, Florida. We note that you outsource your manufacturing but that you anticipate moving the facility in Ohio to Florida. Will you be changing third-party manufacturers and/or do you have your own proprietary manufacturing facilities? Please describe business activities at the Ohio facility, which are being relocated to Florida.

Response: Disclosure modified.

Legal Proceedings, page 24

31. With respect to counsel's opinion mentioned here, please clarify that the counsel you refer to under "Legal Matters" as opinion on the legality of your securities is the same one referred to in this section. If not, please identify counsel for this matter and summarized his opinion further.

Response: Disclosure added as requested.

Management, page 25

32. Please disclose the period during which Denise Medved, Michael Racaniello, and Andrew Helene have served on your board of directors.

Response: Disclosure added as requested.

Executive Compensation, page 26

33. Please disclose what period the stated salaries in the table are for. Please also revise the captions as it is not clear what "option" means. Clarify what "grants" is.

Response: We have revised this section and included the standard table with standard definitions set forth in the regulations.

34. Disclose when Mr. Thomas became Secretary and CFO.

Response: Disclosure added as requested.

Selling Stockholders, page 28

35. Supplementally confirm that the investment funds listed as controlling persons in the table are registered investment funds under the 1940 Act.

Response: We hereby confirm that the investment funds listed as controlling persons in the table are registered investment funds under the 1940 Act.

36. Please disclose the natural person(s) having sole or shared voting and investment control over the securities held by the following beneficial owners:

* Berkeley Prep School
* The Lawrenceville School
* Charlotte Country Day School
* Pomona College
* Christ Episcopal Church
* Castilleja School Foundation
* Andelphic Literary Society of Welsyan University.

Response: Disclosure added as requested.

37. We reissue comment 50 of our March 8, 2005 letter. To the extent that any successor(s) to the named selling stockholder wish to sell under this prospectus, please be advised that you must file a prospectus supplement identifying such successors as selling stockholders. Please revise your disclosure to state that a prospectus supplement will be filed in these circumstances.

Response: Disclosure added.

Selected Financial Data, page 7

38. As previously requested in prior comment 20, provide five years of historical data as required by Item 301 of Regulation S-K.

Response: The data requested has been added.

Critical Accounting Policies - Intangible Assets, page 17

39. We reviewed your response to prior comment 62. Revise MD&A to disclose and discuss the significant assumptions underlying your impairment analysis of each intangible asset as of December 31, 2004, including the time period when you expect each asset to begin generating positive cash flows. In addition, disclose the factors you used to determine that each intangible asset has a seven year life.

Response: The following has been added to MD&A:

Intangible Assets:

The Company's intangible assets consist of; a license and patent for a projectile stun gun with a carrying value of $2,672,620 and b) a patent for a miniature camera which may be attached to the stun gun, but has other applications as well with a carrying value of $430,000.

The acquisition of EDT by EDTA was accounted for under the purchase method of accounting. Under this method, the assets acquired and the liabilities assumed were recorded at their fair vales at September 24, 2004. The acquisition cost exceeded the values assigned to assets and liabilities acquired by $1,160,820. This amount was recorded as an intangible asset. Management has determined that the intangible asset value is related solely to the handheld projectile stun gun. The acquisition of the remaining 5% of EDT added another $24,300 to the stun gun intangible asset.

On November, 26, 2004, the Company acquired certain patents related to Remotely Activated Electrical Discharge Restraint Device Using Biceps Flexion Of The Leg Restrain granted November 24, 1998, and Method and Apparatus For Implementing A Two Projectile Electrical Discharge Weapon granted June 10, 2003 from James F. McNulty, Jr., a non related party in exchange for $100,000 cash and 75,000 shares of the Company's common stock. The 75,000 shares of common stock were valued at $18.50 per share (the quoted pink sheet price on November 26, 2004). The value of the intangible asset assigned to the stun gun from this transaction was $1,487,520.

On December 4, 2004, the Company acquired 100% of the ownership interest in Questek, a California Sole Proprietorship, from Joseph Valencic, a non related party, in exchange for $75,000 cash (which was not paid until January 6, 2005 but was included in accrued liabilities at December 31, 2005) and the issuance of 25,000 shares of the Company's common stock. Questek's only assets were intellectual property rights including a pending patent, trademarks and copyrights. The major asset of Questek was a pending patent on a miniature camera. Questek had no liabilities. The 25,000 shares of common stock issued were valued at $14.20 per share (the quoted pink sheet price on December 4, 2004). The total value of the camera intangible asset at December 31, 2004 is $430,000.

The intangible assets were all acquired in late September through December 31, 2004. Paragraph 12 of Statement of Financial Standards No. 142 states: "An intangible asset shall not be written off in the period of acquisition unless it becomes impaired during that period". Management has no evidence that the intangible assets acquired may be impaired as of December 31, 2004. Sales related to these patented items are expected to begin in 2005. The Company is unable to predict when it may have positive cash flows from the sale of the stun guns. During the year ended December 31, 2005 an impairment test of the intangibles will be performed and at that time if the asset is impaired an impairment loss will be recognized.

Generally a patent has a life of 17 years. The projectile stun gun patent was granted in 1998, which leaves a remaining life as of December 31, 2004 of 11 years. The patent application on the miniature camera patent was filed on October 27, 2004. Management estimates that once sales of the projectile stun gun begin, the Company can reasonable expect to generate cash flows from sale of such gun for a period of at least seven years, and therefore determined that a reasonable useful life expectancy of the stun gun patent was seven years. Since it is management's plans to attach the camera to the stun gun to record the circumstances under which the weapon is used management estimated that a useful life of seven years was not unreasonable for the camera patent. The seven-year useful life is not inconsistent with other company's estimates of the useful life of similar products.

Consolidated Financial Statements - Stinger Systems
Report of Independent Registered Public Accounting Firm

40. We note your independent accountant, Killman, Murrell & Company, is duly registered and in good standing to practice in Texas but does not appear to be licensed in North Carolina where your company is located. Explain to us why you selected a Texas based accounting firm to audit the financial statements of a North Carolina based company. Tell where the audit was physically performed and where the operations and assets of your company are physically performed and where the operations and assets of your company are physically located. Also, tell us what consideration you gave to North Carolina state laws governing audits of North Carolina companies performed by accountants who are licensed by other states. Please be advised that it is your responsibility to provide financial statements audited by an auditor who meets the requirements of Rule2-01(a) of Regulation S-X. This comment is also applicable to the independent accountant of the predecessor who is duly registered and in good standing to practice in Colorado but does not appear to be licensed in Ohio, where your predecessor was located.

Response: Killman, Murrell & Company, P.C. ("KMCO") was introduced to the management of the Company by the broker/dealer involved in the private sale of the Company's common stock and by one of the new investors in the Company's stock, both of which, are domiciled in Dallas, Texas. KMCO was selected due to the recommendations received from the broker/dealer and new investor and due to their experience with small companies. KMCO is independent in all respects to the Company, the broker/dealer and investor. The assets of the Company are located in Florida, North Carolina and Ohio. The audit was partially performed in North Carolina but most of the professional services were preformed in Texas. The accompanying table summarizes the audit hours expensed by state:

		Audit
		Hours
		-----
North Carolina	59
	Texas	145
		-----
		204
		=====

In accordance with the terms of KMCO's audit engagement letter, any disputes over professional services will be settled under the laws of the State of Texas and the mandatory arbitration requires that any such arbitration will occur in Dallas, Texas.

Regarding the selection of Jaspers + Hall, the parent Company did not operate or know any Auditors in the state of Ohio and knew it would be difficult to find a firm that would do prior years audit of a single owner, limited liability company without having other relationships with our firm.

Therefore, we contacted business acquaintances for recommendations on who might assist us with this assignment. An accountant that did other work for the Company recommended Jaspers + Hall. Jaspers and Hall had a good reputation with our private accountant and they agreed to assist us. Mr. Jaspers had previously lived and practiced in the state of Ohio and was familiar with the Cleveland, Ohio business issues.

Consolidated Balance Sheet, page F-3

41. We reviewed your responses to prior comments 60 and 61. It remains unclear to us how you determined that there is a "sufficiently large disincentive for nonperformance" such that recording an asset is appropriate. Please advise or revise.

Response: Management disagrees with the position the staff is taking on this issue, because the Schox law firm is providing a necessary service during the year ending December 31, 2005. However at the staff's request management has adjusted the financial statements to write off the prepaid legal fees.

Consolidated Statements of Operations, page F-5

42. It appears to us that all inventory write-downs, including the write-off of defective parts that you received during the period ended 3/31/05 should be classified as cost of sales. Refer to EITF 96-9.

Response: The statement of operations has been revised to include the write-off defective parts as cost of sales. In addition the MD&A has been revised to explain the increase in the cost of sales.

Consolidated Statements of Stockholder's Equity, page F-6

43. Revise the notes to the financial statements to disclose the terms of the transaction that resulted in deferred compensation of $1,914,305, including how you determined the value. Also disclose your accounting policy for deferred compensation in Note 2.

Response: The following has been added to Note 6:

Effective March 31, 2005, the Company granted to the new Chief Financial Officer ("CFO") 175,000 shares of the Company's common stock. The shares are issueable after October 1, 2005, at the option of the CFO. The shares were valued at $1,925,000 ($11 per share, the price quoted in the pink sheets) on March 31, 2005. The cost of the shares will be amortized over a period of 6 months since the shares are issuable only after October 1, 2005, at the CFO's election. $10,635 was amortized to expense during the three months ended March 31, 2005.

The following has been added to Note 2.

Compensation for services is accounted for under APB Opinion 25 Accounting for Stock Issued to Employees. The cost of compensation is measured by the quoted market price of the stock grant at the measurement date less the amount, if any, that the employee is required to pay. The compensation cost is amortized over the period of employee service, which must be performed in order to earn the award. The amount of the unamortized cost is shown in the balance sheet as deferred compensation in the equity section.

44. We reviewed your response to prior comment 63, however, it remains unclear to us how and why you concluded that prices quoted on the pink sheets are a more reliable measure of fair value than the value of what you received or the value of significant contemporaneous cash transactions with unrelated third parties. We do not believe that just because a price is quoted on the pink sheets it necessarily represents "fair value". As you disclose on page 13, the pink sheets do not represent an established trading market nor do they represent the readily determinable fair value of an equity security as defined in paragraph 3 of SFAS
115. For each transaction in which you valued shares based on prices quoted on the pink sheets, demonstrate to us how and why you determined that price represented fair value. Provide us a complete history of the trading volume of your stock based on prices quoted on the pink sheets, identifying any transactions with related parties. Absent some meaningful level of regular trading volume, it would be difficult for us to understand why a significant contemporaneous cash transaction with related third parties is not a more reliable measure of fair value. If you determine, based on all available evidence, that certain equity transactions were not appropriately recorded at fair value, revise your financial statements accordingly.

Response: The following summarizes the common stock issuance activity for the Company from September 24, 2004 to December 31, 2004:

							% Of		Average
					Number of	Outstanding	Value Per
Date		Shares			Shares		Shares		Share		Description
----		------			---------	-----------	---------	-----------
09/24/04	Reverse Merger		9,750,000	71.6%		$0.048		Initial Purchase Price of EDT

09/24/04	Initial Sale of Stock	1,122,000	7.5%		0.357		561,000 Shares of Stock Sold
											to Two Individuals

10/04		Issued to Employees	860,000		5.7%		0.386 		Shares Issued for Service
		and Consultants								Value Per Share Approximates
											The September Sales Value

11/04 to	Shares Issued to	61,500		0.04%		6.406 (1)	Shares Valued Using the
12/04		Consultants, Attorneys							Quoted Pink Sheet Price on
		and Employees								Date of Issue

11/26/04	Shares Issued for	75,000		0.5%		18.500 (2)	Shares Valued Using the
		Patent									Quoted Pink Sheet Price on
											Date of Issue

10/04		Shares Issued for	10,000		0.1%		10.690 (2)	Shares Valued at Amount of
		Debt and Interest							Debt Plus Accrued Interest

12/04/04	Shares Issued for	25,000		0.2%		14.200 (3)	Shares Valued Using the
		Patent									Quoted Pink Sheet Price on
											Date of Issue

12/23/04	Sale of Shares		100,000		0.7%		5.00   		Cash Price

12/28/04	Sale of Shares		2,000,000	13.2%		5.00   		Cash Price
					----------	------
					14,003,500	93.3%

		Original Shareholders	1,000,000	6.7%
					----------	------
	Total Shares Outstanding
	December 31, 2004		15,003,500	100.0%
					==========	======

The Company has 1,000,000 free trading common shares. The following summarizes the trading activity of the Company's common stock from November 11, 2004 (initial trading date) to January 29, 2005 (date of audit completion):

				November 11, 2004 to	January 1, 2005 to
				December 31, 2004	January 29, 2005	From Inception
				--------------------	------------------	--------------
Trading Volume
	Number of Shares
	 Low			3,000			21,292			3,000
	 High			295,923			423,638			423,638
	 Average Daily Volume	56,370			181,272			100,317
				---------		---------		---------
	Total Volume		1,972,949		3,444,183		5,417,132

Closing Quoted Prices
	Low			$1.25			$14.95			$1.25
	High			$19.25			$46.00			$46.00
	Average			$14.39			$27.45			$18.99

None of the market trades were with related parties of the Company, as all related parties have only restricted shares, which cannot be traded. We would like to call to the attention of the Staff that the Company has experienced a very significant trading volume as can be seen from the above trading statistics.

The following is a discussion of each stock issuance using the quoted market values:

(1) The 61,500 shares issued for services represent a $394,000 charge to operations for the period ended December 31, 2004. The average price of $6.40 is 28% above the $5.00 cash price received by the Company in late December 2004. Hedge Funds purchased these shares in December of 2004, and usually there is a 20% to 50% discount to market valuation placed on the share to be purchased. The valuation of the 61,500 is reasonable in light of the December 2004 stock value.

(2) James McNulty was owed $106,943 (note balance plus accrued interest) and agreed to accept 10,000 shares of the Company's stock as payment on the note plus interest. In a separate transaction McNulty sold to the Company, certain patents for 75,000 shares the Company's common stock plus $100,000 in cash. The 75,000 shares of common stock were valued at $18.50 the quoted market value. The entire cost of the patent ($1,487,500) has been included in intangible assets at December 31,2004. The minimum valuation for the shares would be $10.69, as this was a known value placed on shares traded for a note payable, plus accrued interest; however; the quoted market value, a higher value, was used due the increase in per share trading value and the large volume of trading activity experienced since the initial transaction with McNulty. It was felt that future amortization of the intangible assets would be understated.

	Valuation Price		$	18.50
	Trade Value			10.69
				---------------
	Difference in
	Per Share		$	7.81

				x	75,000
				---------------
	Differences		$	585,750
				===============
	Yearly amount		$	83,679
				===============

The $585,750 difference represents less than 5% of total assets; therefore, the effect as of December 31, 2004 balance sheet is not material. The $83,679 understatement of amortization could be material to future years. No independent appraisal of the technology was obtained by the Company.

(3) The 25,000 common shares issued on December 4, 2004 were valued at quoted market on the date of issuance. Due to the small number of shares being issued, the quoted market was deemed to be the value. No independent appraisal of the technology was obtained by the Company; therefore, in absence of other evidence, the quoted value was used.

Only 161,500 shares of common stock, representing 1.07% of total outstanding common shares, was valued using the quoted market values. From November 11, 2004 to January 29, 2005, a total of 5,417,132 shares of common stock had been traded (54 trading days) with a daily average volume of 100,317. Due to the very active market, the quoted price of the shares is the most readily available measure of the fair value.

The staff has made the following assessment in comment to 44:

"As you disclose on page 13, the pink sheets do not represent an established trading market nor do they represent the readily determinable fair value or equity security as defined in paragraph 3 of SFAS115".

The Company' s stock under the symbol "STIY" is quoted in the National Association of Securities Dealers Automated Quotation System and in the National Quotation Bureau (the Bureau can only be accessed by a broker/dealer); therefore, the sales prices can be used to determine the fair value of the equity security under paragraph 3 (a) of FASB115. The Pink Sheet website (www.pinksheets.com) contains the following information:

* Pink Sheets, LLC is the leading provider of pricing and financial information for the over-the-counter (OTC) securities market.

* The origins of the pink sheets go back to 1904, when the National Quotation Bureau began as a paper-based, inter-dealer quotation service linking competing market makers in OTC securities across the country.

* All trades in OTC Securities are required to be reported to the NASDACQ ACT System with 90 seconds of the transaction.

FASB115 does not address the risk factor disclosures on page 10 and 11 or the warning given on page 13 under the title "Market For Our Common Stock And Related Stockholder Matters" since this disclosure is an SEC rule and not the result of an inactive market. While the Pink Sheets do not meet the national quotation systems requirements of certain SEC streamlined filings (i.e. S-3), the Pink Sheets most definitely qualify as a trading market for Form S-1 purposes. The comment on page 13 had been modified since the statement "no established trading market" was factually inaccurate.

Consolidated Statements of Cash Flows, page F-7

45. Based on your response to prior comment 62, it appears that you paid cash of $175K to acquire patents; however, your statements of cash flows indicate that only $100K was paid to acquire patents. It appears to us that a portion of the change in accrued liabilities during the interim period may be misclassified. Please advise or revise.

Response: The statement of cash flows has been changed to reflect a $75,000 payment for patents during the three months ended March 31, 2005.

Note 3 - Intangible Assets, page F-14

46. Based on your response to prior comment 62 and on the disclosures in your filing, we note that you acquired and recorded identifiable intangible assets in three separate transactions. For each transaction, revise your filing to clearly indicate what you specifically acquired, including; its stage of development, the additional development efforts that are necessary: and the time period when you expect commercial products to be available. Since it appears to us that each of these technologies were under development when you acquired them, tell us what consideration you gave to recording them as in-process R&D in accordance with FIN 4. In addition, tell us how you identified and valued each intangible asset you acquired. Based on the current disclosure in note 11, it appears that you assigned the entire excess purchase price related to the acquisition of EDT to the projectile stun gun technology and did not separately value it, which does not comply with SFAS 141. Please clarify or revise.

Response: The three acquisitions are now set out in note 11.

The Company acquired EDT to control the License for the right to sell the projectile stun gun. As shown in note 11 all of the other identifiable assets were valued at their estimated fair values. Even though EDT had assets (other patents and technology) other than the license to sell the stun gun, the primary reason EDT was acquired was to acquire the license to sell the stun gun. At the date of acquisition, EDT had a working prototype of the stun gun which EDT was planning to market. The residual value was then assigned to the intangible asset of the license to sell the stun gun. The only thing left to do was to manufacture the component parts of the gun and assemble the guns for sale. Commercial sales are expected to begin in late 2005. The value assigned to the licenses was $1,185,120.

The Company acquired certain patents related to Remotely Activated Electrical Discharge Restraint Device Using Biceps Flexion Of The Leg Restrain granted November 24, 1998, and Method and Apparatus For Implementing A Two Projectile Electrical Discharge Weapon granted June 10, 2003 from James F McNulty, Jr., a non related party in exchange for $100,000 cash and 75,000 shares of the Company's common stock. The patent acquired from McNulty was the patent on the two projectile stun gun for which the license to manufacture and sell was acquired in the acquisition of EDT. The 75,000 shares of common stock were valued at $18.50 per share (the quoted pink sheet price on November 26, 2004). Total value of stun gun patents at December 31, 2004 is $1,487,500.

The Company acquired Questek, a California Sole Proprietorship, from Joseph Valencic, a non-related party, in exchange for $75,000 cash (which was not paid until January 6, 2005 but was included in accrued liabilities at December 31,
2005) and the issuance of 25,000 shares of the Company's common stock. Questek's only assets were intellectual property rights including a pending patent on a miniature camera, trademarks and copyrights. The major asset of Questek was a pending patent on a miniature camera, which the Company wanted to attach to the stun gun. At the date of acquisition Questek had a working prototype of the camera. Questek had no liabilities. The 25,000 shares of common stock issued were valued at $14.20 per share (the quoted pink sheet price on December 4, 2004). Total value of camera patent at December 31, 2004 is $430,000.

It is managements opinion that the acquisitions made by the Company did not include any acquired in process research and development costs since the license acquired was the right to sell a stun gun which was a working prototype, the patent for the stun gun was a patent on a working prototype and the pending patent for the miniature camera technology also had a prototype miniature camera.

Note 11 - Acquisition, page F-19

47. Revise the notes to the financial statements to include the information you provided in your response to prior comment 62 regarding the assets you acquired from Joseph Valencicc and James McNulty.

Response: The information provided in our response to prior comment 62 has been added to note 11.

Financial Statements - EDT LLC
General

48. It is not clear to us why the historical financial statements of EDT, on pages F-23-F-39 are identified as the financial statements of Stinger Systems, Inc. Please revise.

Response: The headings have now been revised.

49. Since you appropriately provided updated interim financial statements for Stinger Systems, Inc. for the period ended 3/31/05, you are also required to provide comparative interim financial statements for its predecessor, EDT, for the period ended 3/31/04.

Response: The comparative information has been added.

Report of Independent Registered Public Accounting Firm

50. Refer to pages F-27, F-32, F-36 and your response to prior comment 72. It is not clear to us how and why expensing inventory results in financial statements that comply with GAAP. Please advise or revise.

Response: The inventory balances of EDT reflected in the predecessor operations financial statements included in the response of Form S-1 filing were adjusted on the financial statement of the predecessor in Form S-1A Amendment No. 2 due to information discovered during the accountants attempt to apply alternate inventory auditing because the inventories were not observed. The inventories of the Company during the predecessor operation years included cost of molds and parts that were obsolete or damaged, returned units and miscellaneous costs not associated with actual inventory activities. The following summarizes the sales history and listing of cost of goods sold from inception to September 24, 2004:

			Total		Average
		Year	Sales		Monthly Sales	Cost of Sales %
		----	--------	-------------	---------------
		2000	$331,981	$27,665		47.9
		2001	394,673		32,889		43.7
		2002	361,913		30,159		58.8
		2003	264,471		22,039		58.9
		2004	198,981		22,109		72.4

The variations in the cost of sales percentage can be explained by volume changes, change in mix of product sold and in 2004 a final write-off of obsolete, damaged or molds prior to the sale of EDT. Due to the limited sales volume, the products and/or product parts were ordered subsequent to receiving an order from the customer; therefore, there would have been only immaterial or no inventory on hand at each year end.

Exhibits

51. We note your response to prior comment 75. Please file the severance agreements as exhibits. In addition, the employment contracts still remain material to the company since they were entered into in 2004. Item 601(b)(10)(ii)(A) of Regulation S-K requires filing of contracts entered into with officers named in the registration statement. Please file accordingly.

Response: Exhibits filed as requested. However, the Killoy severance agreement contains a non-disclosure covenant which requires that the terms of the separation remain strictly confidential between the parties.

Very truly yours,

/s/ Gary R. Henrie
Gary R. Henrie